Discontinued Operations	6 Months Ended
Jun. 30, 2013
Discontinued Operations [Abstract]
Discontinued Operations
(14) Discontinued Operations
In May 2013, the Company disposed of a non wholly owned subsidiary in Chicago, Illinois. As a result, the asset, liability and noncontrolling interest carrying amounts of this subsidiary were derecognized. A loss of $1,146 was recognized in discontinued operations and no noncontrolling interest amounts remain after this disposal.
The net revenue during the six months ended June 30, 2013 and July 1, 2012 for the aforementioned discontinued operation and previously discontinued operations was $394 and $5,598, respectively. Loss, net of income taxes of $0, during the six months ended June 30, 2013 and July 1, 2012 for the aforementioned discontinued operation and previously discontinued operations was $1,034 and $475, respectively. The loss from discontinued operations attributable to noncontrolling interest during the six months ended June 30, 2013 and July 1, 2012 was $55 and $304, respectively.